Total

Supplement dated October 17, 2024 to:

●	the Prospectus for the Series dated March 1, 2024, as supplemented on September 27, 2024 (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, the information in the “Fees and Expenses” and “Example” Summary Section of the Prospectus is hereby deleted and replaced with the following:

Callodine Equity Income Series
Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Callodine Equity Income Series - USD ($)	Callodine Equity Income Series - Class I	Callodine Equity Income Series - Class S	Callodine Equity Income Series - Class Z
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Callodine Equity Income Series		Callodine Equity Income Series - Class I	Callodine Equity Income Series - Class S	Callodine Equity Income Series - Class Z
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		none	0.25%	none
Other Expenses	[1]	1.66%	1.59%	1.75%
Acquired Fund Fees and Expenses (AFFE)	[2]	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	[3]	2.54%	2.72%	2.63%
Less Fee Waiver and/or Expense Reimbursement	[4]	(1.41%)	(1.34%)	(1.65%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3],[5]	1.13%	1.38%	0.98%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE are indirect fees and expenses that the Series incurs from investing in shares of other investment vehicles, including in shares of other mutual funds, exchange-traded funds and business development companies, and are estimated for the current fiscal year.
[3]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[4]	Pursuant to an expense limitation agreement, Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees (“excluded expenses”), do not exceed 0.95% of the average daily net assets of the Class I and Class S shares, and 0.80% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses does not apply to AFFE, which are expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period (i.e., the three year period following a waiver or reimbursement) preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[5]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement line includes AFFE. The Series’ Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement without AFFE is estimated to be 0.95% for Class I Shares, 1.20% for Class S Shares and 0.80% for Class Z Shares.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Callodine Equity Income Series - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Callodine Equity Income Series - Class I	115	359
Callodine Equity Income Series - Class S	140	437
Callodine Equity Income Series - Class Z	100	312